PROVISIONS (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure of other provisions [line items]
Payments	$ (412)	$ 0
LEGAL PROVISION
Disclosure of other provisions [line items]
Balance - August 31, 2021	2,750
Additions	222
Payments	(412)
Balance - August 31, 2022	$ 2,560	$ 2,750